Long-Term Investments - Schedule of Long-Term Investments - Schedule of Other Equity Securities, Cost Method (Parenthetical) (Detail) (Cost Method Investments [Member], Class A [Member])
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cost Method Investments [Member] | Class A [Member]
Long Term Investment [Line Items]
Number of cost method investment common shares held by reporting entity with trading restrictions exceeding one year	3.0	14.7